Provisions (Tables)	12 Months Ended
Mar. 31, 2018
Provisions
Schedule of Provisions

	Asset
	retirement	Legal and
	obligations	regulatory	Other	Total
	€m	€m	€m	€m
31 March 2016	571	1,215	791	2,577
Transfer of liabilities held for sale	(10)	(642)	—	(652)
Exchange movements	(17)	(32)	(1)	(50)
Amounts capitalised in the year	157	—	—	157
Amounts charged to the income statement	—	148	643	791
Utilised in the year − payments	(51)	(40)	(376)	(467)
Amounts released to the income statement	(44)	(56)	(117)	(217)
Other	—	41	(1)	40
31 March 2017	606	634	939	2,179
Disposal of subsidiaries	(14)	(3)	—	(17)
Exchange movements	(13)	(21)	(4)	(38)
Amounts capitalised in the year	59	—	—	59
Amounts charged to the income statement	—	140	325	465
Utilised in the year − payments	(33)	(57)	(324)	(414)
Amounts released to the income statement	(22)	(171)	(85)	(278)
31 March 2018	583	522	851	1,956

Schedule of Provisions analysed between current and non-current

31 March 2018

	Asset
	retirement	Legal and
	obligations	regulatory	Other	Total
	€m	€m	€m	€m
Current liabilities	17	280	594	891
Non-current liabilities	566	242	257	1,065
	583	522	851	1,956

31 March 2017

	Asset
	retirement	Legal and
	obligations	regulatory	Other	Total
	€m	€m	€m	€m
Current liabilities	10	300	739	1,049
Non-current liabilities	596	334	200	1,130
	606	634	939	2,179